OTHER LIABILITIES - NON CURRENT AND CURRENT (Actuarial assumptions of defined benefit obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 31.4
Top of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 39.9
Mexico | Bottom of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases	6.00%	6.00%
Mexico | Top of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases	7.00%	7.00%
Argentina | Bottom of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	6.00%	6.00%
Actuarial assumption of expected rates of salary increases	2.00%	2.00%
Argentina | Top of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	7.00%	7.00%
Actuarial assumption of expected rates of salary increases	3.00%	3.00%
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(8.10%)
Decrease in assumption, Impact on defined benefit obligation	9.50%
Discount rate | Mexico
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.00%	8.00%
Compensation growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	3.30%
Decrease in assumption, Impact on defined benefit obligation	(2.80%)
Pension growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(1.00%)
Decrease in assumption, Impact on defined benefit obligation	1.10%
Life expectancy
Disclosure of defined benefit plans [line items]
Reasonably possible decrease in actuarial assumption, Life expectancy	1 year
Increase in assumption, Impact on defined benefit obligation	(2.30%)
Decrease in assumption, Impact on defined benefit obligation	2.40%